Stock Option and bonus plans (Details Narrative 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stock Option And Bonus Plans Details Narrative 1
Intrinsic value of options outstanding and exercisable